Financial Risk Management (Details) - Schedule of Level in Fair Value Hierarchy - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Financial Risk Management (Details) - Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets		$ 126,468,184	$ 41,113,238
Investment in trusts			2,722,517
Listed equity securities		1,727,007
Listed futures contracts		9,731
Unlisted equity securities	[1]	811,404
Investments in funds		40,646,465
Digital assets payable		(71,437,331)	(11,329,287)
Digital assets payable – related party		(8,926,859)	(22,854,211)
Total		89,298,601	14,726,477
Restricted digital assets			5,110,220
Level 1 [Member]
Financial Risk Management (Details) - Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets		126,468,184	41,113,238
Investment in trusts			2,722,517
Listed equity securities		1,727,007
Listed futures contracts		9,731
Unlisted equity securities
Investments in funds		40,646,465
Digital assets payable			(1,533,167)
Digital assets payable – related party
Total		168,851,387	47,412,808
Restricted digital assets			5,110,220
Level 2 [Member]
Financial Risk Management (Details) - Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets
Investment in trusts
Listed equity securities
Listed futures contracts
Unlisted equity securities
Investments in funds
Digital assets payable
Digital assets payable – related party
Total
Restricted digital assets
Level 3 [Member]
Financial Risk Management (Details) - Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets
Investment in trusts
Listed equity securities
Listed futures contracts
Unlisted equity securities		811,404
Investments in funds
Digital assets payable		(71,437,331)	(9,796,120)
Digital assets payable – related party		(8,926,859)	(22,854,211)
Total		$ (79,552,786)	(32,650,331)
Restricted digital assets

[1]	On August 8, 2023, the Company entered into the share purchase agreement to acquired 0.26% of equity interest of Gravity Markets Limited (“Gravity”) in return of US$100,001 in cash.On December 22, 2023, the Company entered the sales and purchase agreement to acquire 40% equity interest of NextGen Digital Venture Limited (“NextGen”) in return of combination of 300,000 share purchase warrant at fair of US$411,403 and US$300,000 in cash. The Company does not have significant influence to NextGen as no representative of the Company on the board of directors or equivalent governing body of NextGen. Hence, the Company accounted NextGen as a financial asset at fair value through profit or loss.The financial information of the investment in unlisted equity securities was not available for measuring the fair value reliably. The completion date of the transactions were closed to the fiscal year ended and there were no significant financial and other indicators to provide on either the impairment or fair value gains. The Company considered that the investment in unlisted equity securities are the best measurement at its investments cost as of March 31, 2024.